Loans Receivable, Net and Allowance for Loan Losses, by Internal Risk Rating System (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans receivable by internal rating system [Line Items]
Total Loans	$ 108,108	$ 85,256
Real Estate Loans [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	107,875	85,094
Real Estate Loans [Member] | One-to-four Family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	52,389	45,390
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	8,900	10,272
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	43,489	35,118
Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	6,023	3,315
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	27,743	20,595
Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	16,038	9,765
Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	5,682	6,029
Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	233	162
Pass [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	103,177	82,036
Pass [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	7,308	9,641
Pass [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	41,586	34,328
Pass [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	5,948	3,315
Pass [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	26,673	19,536
Pass [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	16,038	9,765
Pass [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	5,391	5,295
Pass [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	233	156
Special Mention [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	2,574	1,588
Special Mention [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	1,136	500
Special Mention [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	800	95
Special Mention [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	75	0
Special Mention [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	397	565
Special Mention [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Special Mention [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	166	428
Special Mention [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Substandard [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	2,054	1,214
Substandard [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	153	72
Substandard [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	1,103	504
Substandard [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Substandard [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	673	364
Substandard [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Substandard [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	125	268
Substandard [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	6
Doubtful [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	303	418
Doubtful [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	303	59
Doubtful [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	191
Doubtful [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Doubtful [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	130
Doubtful [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Doubtful [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	38
Doubtful [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	$ 0	$ 0